UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,181,966

Total Albania			$6,181,966

Argentina — 3.6%
Republic of Argentina, 7.00%, 10/3/15	USD	33,242	$31,207,180
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	14,882,887
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	15,285,133

Total Argentina			$61,375,200

Bangladesh — 0.9%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$880,888
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	763,826
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	105,800	1,446,075
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,260,373
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	89,300	1,221,053
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	805,579
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	258,200	3,555,644
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	195,700	2,696,841
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,614,368

Total Bangladesh			$15,244,647

Barbados — 0.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	5,961	$4,858,215

Total Barbados			$4,858,215

Belarus — 0.5%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	7,825	$8,020,625

Total Belarus			$8,020,625

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	15,136	$15,817,120

Total Bermuda			$15,817,120

Croatia — 2.2%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$36,796,176

Total Croatia			$36,796,176

Cyprus — 1.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	22,828	$30,729,847

Total Cyprus			$30,729,847

Dominican Republic — 1.9%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,897,670
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	4,115,290
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,753,516
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,641,474
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	487,635
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	3,029,949
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,489,023
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	268,341

Total Dominican Republic			$31,682,898

Ecuador — 2.4%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	33,110	$34,931,050

Security	Principal Amount (000’s omitted)		Value
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$5,994,510

Total Ecuador			$40,925,560

Fiji — 0.9%
Republic of Fiji, 9.00%, 3/15/16	USD	14,488	$14,953,495

Total Fiji			$14,953,495

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	421,180	$3,142,111
Republic of Iceland, 7.25%, 10/26/22	ISK	511,971	3,963,019
Republic of Iceland, 8.75%, 2/26/19	ISK	1,375,558	11,340,573

Total Iceland			$18,445,703

India — 1.7%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$11,547,102
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,801,805

Total India			$29,348,907

Indonesia — 0.7%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	137,387,000	$12,190,092

Total Indonesia			$12,190,092

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	27,080	$24,304,300

Total Iraq			$24,304,300

Jamaica — 0.5%
Government of Jamaica, 7.625%, 7/9/25	USD	7,375	$7,780,625

Total Jamaica			$7,780,625

Jordan — 0.9%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	$4,202,888
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,512,915
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,519,602
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,079,407

Total Jordan			$14,314,812

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$945,708

Total Kenya			$945,708

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	1,409	$1,978,425

Total Latvia			$1,978,425

Lebanon — 3.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,231,248
Lebanese Republic, 5.875%, 1/15/15	USD	500	507,500
Lebanese Republic, 8.50%, 8/6/15	USD	750	796,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	29,740,425
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	9,127,170	6,093,417
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,467,280
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,266,895
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,684,357

Total Lebanon			$51,787,247

Macedonia — 3.1%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	39,090	$52,271,039

Total Macedonia			$52,271,039

Montenegro — 0.5%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	6,215	$8,668,263

Total Montenegro			$8,668,263

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(5)	NZD	14,391	$11,508,885
New Zealand Government Bond, 3.00%, 9/20/30(5)	NZD	21,482	18,761,036
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	8,158,100

Total New Zealand			$38,428,021

Pakistan — 1.1%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	10,465	$10,935,925
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	7,793	8,340,069

Total Pakistan			$19,275,994

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$10,506,630

Total Philippines			$10,506,630

Romania — 0.5%
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	$8,644,583

Total Romania			$8,644,583

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	2,339	$2,455,950

Total Rwanda			$2,455,950

Serbia — 7.2%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	$2,620,855
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,613,486
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,507,151
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,344,078
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	21,210,341
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	13,235,613
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,499,756
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	17,948,513
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	17,981,631
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,069,316
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,210,360
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	7,112,602

Total Serbia			$121,353,702

Slovenia — 9.3%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	25,695	$26,800,399
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	9,627,853
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	23,395,025
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	11,573,831
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	24,306	37,494,091
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	14,317,188
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	29,436	32,968,320

Total Slovenia			$156,176,707

Sri Lanka — 4.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	$3,280,981
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,426,230
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	13,186,872
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,533,271
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,261,469
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	7,115,381
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	22,049,592
Sri Lanka Government Bond, 8.75%, 5/15/17	LKR	779,620	6,221,156
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,419,258
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	252,600	2,171,825

Total Sri Lanka			$67,666,035

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.9%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	29,790	$32,098,725

Total Tanzania			$32,098,725

Turkey — 3.9%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	2,333	$1,096,991
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	59,335	29,587,254
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	36,035	18,027,633
Turkey Government Bond, 3.00%, 2/23/22(5)	TRY	17,460	8,784,030
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	16,588	8,670,283

Total Turkey			$66,166,191

Uganda — 0.9%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$527,958
Uganda Government Bond, 13.375%, 2/25/16	UGX	5,142,900	1,996,198
Uganda Government Bond, 14.00%, 3/24/16	UGX	6,153,100	2,406,099
Uganda Government Bond, 14.125%, 12/1/16	UGX	19,831,400	7,680,355
Uganda Government Bond, 14.625%, 11/1/18	UGX	8,177,000	3,232,193

Total Uganda			$15,842,803

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,415	$875,609
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,673,785
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,427,103
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	213,818
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,933,194
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	792,073
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	82,696	3,315,464
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	109,098	4,515,194
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(5)	UYU	93,561	3,975,894
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(5)	UYU	94,794	4,025,827

Total Uruguay			$23,747,961

Venezuela — 0.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	11,250	$10,603,125
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	2,619	2,219,602
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	1,772	1,767,570

Total Venezuela			$14,590,297

Zambia — 1.3%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	19,237	$21,854,098

Total Zambia			$21,854,098

Total Foreign Government Bonds (identified cost $1,064,666,286)			$1,087,428,567

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35 (7)		$7,314	$1,540,941
Series 2770, (Interest Only), Class SH, 6.948%, 3/15/34(7)(8)		4,492	857,540
Series 2877, (Interest Only), Class WS, 6.448%, 10/15/34(7)(8)		1,510	16,884
Series 3572, (Interest Only), Class JS, 6.648%, 9/15/39(7)(8)		8,603	1,333,322
Series 3586, (Interest Only), Class GS, 6.098%, 10/15/39(7)(8)		9,461	1,380,181

			$5,128,868

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.345%, 10/25/35(7)(8)		13,363	$2,020,488
Series 2006-56, (Interest Only), Class CS, 7.055%, 7/25/36(7)(8)		6,138	1,075,473
Series 2006-72, (Interest Only), Class GI, 6.425%, 8/25/36(7)(8)		20,835	3,321,789

Security	Principal Amount (000’s omitted)	Value
Series 2006-96, (Interest Only), Class SM, 7.095%, 10/25/36(7)(8)	$14,034	$2,438,762
Series 2007-36, (Interest Only), Class SG, 6.445%, 4/25/37(7)(8)	9,573	1,467,564
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(7)	5,815	433,003
Series 2010-109, (Interest Only), Class PS, 6.445%, 10/25/40(7)(8)	11,729	2,101,706
Series 2010-147, (Interest Only), Class KS, 5.795%, 1/25/41(7)(8)	9,615	1,301,899

		$14,160,684

Total Collateralized Mortgage Obligations (identified cost $18,216,480)		$19,289,552

Common Stocks — 1.2%

Security	Shares	Value
Germany — 0.5%
Deutsche EuroShop AG	83,958	$3,962,853
Deutsche Wohnen AG	188,140	4,070,824

Total Germany		$8,033,677

Luxembourg — 0.2%
GAGFAH SA(9)	248,909	$4,362,606

Total Luxembourg		$4,362,606

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(9)	14,650,000	$8,079,155

Total Singapore		$8,079,155

Total Common Stocks (identified cost $17,293,028)		$20,475,438

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	33,171,000	$8,374,126

Total Investment Funds (identified cost $8,208,526)		$8,374,126

Currency Put Options Purchased — 0.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	41,844	USD	0.85	4/29/15	$337,713
Australian Dollar	JPMorgan Chase Bank	AUD	32,211	USD	0.85	4/29/15	259,966
Canadian Dollar	Citibank NA	CAD	17,856	CAD	1.13	3/30/15	172,303
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	174,850
Canadian Dollar	HSBC Bank USA	CAD	27,037	CAD	1.11	3/30/15	390,697
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	114,491
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	1,287,676
Euro	Citibank NA	EUR	34,824	USD	1.35	7/30/15	1,385,085
Japanese Yen	Citibank NA	JPY	2,497,845	JPY	105.00	6/22/15	460,127
Japanese Yen	Deutsche Bank	JPY	4,995,795	JPY	105.00	6/22/15	920,273
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	451,655

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	9/30/14	$2,819
Yuan Renminbi	JPMorgan Chase Bank	CNY	102,499	CNY	6.35	9/30/14	1,840
Yuan Renminbi Offshore	Bank of America	CNH	217,369	CNH	6.30	5/14/15	305,869
Yuan Renminbi Offshore	Citibank NA	CNH	213,000	CNH	6.35	10/6/14	12,713
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	664,887
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	279,221
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	656,818
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	192,569	CNH	6.20	3/6/15	432,100

Total Currency Put Options Purchased (identified cost $9,408,903)							$8,311,103

Interest Rate Swaptions Purchased — 0.0%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$0

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$0

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000	5/13/16	$2,600,458

Total Call Options Purchased (identified cost $1,917,128)						$2,600,458

Short-Term Investments — 28.3%

Foreign Government Securities — 18.8%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.4%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	$8,813,255
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	702,692
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,293,571
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,441,468
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	11,228,262
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,137,265
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	9,982,391
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,926,990
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,304,192
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,182,290

Total Kenya			$58,012,376

Security	Principal Amount (000’s omitted)		Value
Lebanon — 6.3%
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	20,705,000	$13,672,933
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	2,849,250	1,878,411
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	2,834,000	1,858,972
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,936,199
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	2,419,500	1,584,409
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	978,610	639,705
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	2,594,400	1,692,633
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	4,612,800	3,003,431
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	9,030,300	5,867,505
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,654,568
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,564,400	3,607,769
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,707,680
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	18,916,000	12,237,411
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,490,882
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	21,071,500	13,586,947
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	13,753,724
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,047,915
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,782,681
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,294,282
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	6,362,800	4,009,133
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	2,961,314

Total Lebanon			$106,268,504

Nigeria — 2.0%
Nigeria OMO Bill, 0.00%, 9/18/14	NGN	1,555,780	$9,485,036
Nigeria OMO Bill, 0.00%, 10/2/14	NGN	1,125,540	6,824,447
Nigeria Treasury Bill, 0.00%, 9/4/14	NGN	664,385	4,067,688
Nigeria Treasury Bill, 0.00%, 9/25/14	NGN	984,850	5,991,237
Nigeria Treasury Bill, 0.00%, 10/23/14	NGN	703,465	4,246,414
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	393,935	2,369,117

Total Nigeria			$32,983,939

Romania — 0.0%(10)
Romania Treasury Bill, 0.00%, 3/30/15	RON	2,000	$597,472

Total Romania			$597,472

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,223,510	$13,497,408
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	441,040	4,833,655
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	882,840	9,643,399

Total Serbia			$27,974,462

Sri Lanka — 4.4%
Sri Lanka Treasury Bill, 0.00%, 9/12/14	LKR	251,330	$1,916,863
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	227,650	1,727,755
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	23,190	175,165
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	431,650	3,239,324
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	828,728
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,712,932
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	653,641
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	861,759
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,518,760
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,316,359
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	116,460
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,451,917
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	116,512
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	128,623
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	1,589,450	11,677,222
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,549,935

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	$562,237
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	1,220,065
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,670,887
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,561,428
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,414,902
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	18,556,680

Total Sri Lanka			$73,978,154

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,618,150
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,589,400	1,693,500
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	810,585
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	803,874
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	920,418

Total Uganda			$5,846,527

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,495	$277,690
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	654,469
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	6,409	269,167
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,513,334
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	726,247
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	8,490	353,985

Total Uruguay			$4,794,892

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	$1,831,342
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	4,130,024

Total Zambia			$5,961,366

Total Foreign Government Securities (identified cost $319,301,693)			$316,417,692

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/21/14(11)		$10,000	$9,999,930
U.S. Treasury Bill, 0.00%, 10/9/14(11)		11,000	10,999,890

Total U.S. Treasury Obligations (identified cost $20,999,334)			$20,999,820

Repurchase Agreements — 1.5%

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/8/14 with a maturity date of 8/11/14, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of USD 2,989,758, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,946,577.	USD	2,992	$2,991,690
Dated 7/23/14 with a maturity date of 8/11/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 6,167,113, collateralized by USD 6,072,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $6,161,078.	USD	6,169	6,169,152
Dated 7/25/14 with a maturity date of 8/19/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,181,335, collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,174,042.	USD	2,182	2,182,035

Description	Principal Amount (000’s omitted)		Value
Dated 7/31/14 with a maturity date of 8/18/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 2,373,921, collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,378,387.	USD	2,375	$2,374,706
Nomura International PLC:
Dated 7/11/14 with a maturity date of 8/15/14, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 4,795,943, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,244,088.	EUR	4,796	6,422,275
Dated 7/18/14 with a maturity date of 8/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 4,370,184, collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,352,129.	USD	4,372	4,371,842
Dated 7/31/14 with a maturity date of 8/26/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 867,495, collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $869,617.	USD	868	867,824

Total Repurchase Agreements (identified cost $25,484,078)			$25,379,524

Other — 6.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$115,279	$115,279,136

Total Other (identified cost $115,279,136)		$115,279,136

Total Short-Term Investments (identified cost $481,064,241)		$478,076,172

Total Investments — 96.3% (identified cost $1,602,269,792)		$1,624,555,416

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	$(1,287,676)
Yuan Renminbi	Goldman Sachs International	CNY	102,499	CNY	6.35	9/30/14	(1,840)
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	9/30/14	(2,819)
Yuan Renminbi Offshore	Citibank NA	CNH	213,000	CNH	6.35	10/6/14	(12,713)
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	(664,887)
Yuan Renminbi Offshore	Deutsche Bank	CNH	415,800	CNH	6.30	5/14/15	(585,090)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	293,751	CNH	6.20	3/5/15	(656,818)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	192,569	CNH	6.20	3/6/15	(432,100)

Total Currency Put Options Written (premiums received $5,051,731)							$(3,643,943)

Other Assets, Less Liabilities — 3.9%							$65,763,441

Net Assets — 100.0%							$1,686,674,914

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $316,045,462 or 18.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $233,502,507 or 13.8% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(9)	Non-income producing.

(10)	Amount is less than 0.05%.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $70,602.

Securities Sold Short — (1.3)%

Foreign Government Bonds — (1.3)%

Security	Principal Amount (000’s omitted)		Value
Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(7,117,400)

Total Ghana			$(7,117,400)

Qatar — (0.5)%
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(8,416)	$(8,529,616)

Total Qatar			$(8,529,616)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,242,737)

Total Spain			$(6,242,737)

Total Foreign Government Bonds (proceeds $20,512,355)			$(21,889,753)

Total Securities Sold Short (proceeds $20,512,355)			$(21,889,753)

EUR - Euro

USD - United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $4,046,238 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Commodity Contracts(1) Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
8/22/14	Gold 8,388 Troy Ounces	United States Dollar 11,040,436	Citibank NA	$285,991
8/22/14	Gold 3,113 Troy Ounces	United States Dollar 4,104,870	Merrill Lynch International	106,138

				$392,129

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 3,505,076	United States Dollar 3,933,223	Deutsche Bank	$76,193	$—	$76,193
8/5/14	Swiss Franc 82,150,155	United States Dollar 93,314,275	Goldman Sachs International	2,915,205	—	2,915,205
8/5/14	Swiss Franc 3,976,369	United States Dollar 4,463,818	Goldman Sachs International	88,171	—	88,171
8/5/14	Swiss Franc 2,580,000	United States Dollar 2,896,309	Goldman Sachs International	57,244	—	57,244
8/5/14	Swiss Franc 24,803,000	United States Dollar 27,277,026	Goldman Sachs International	—	(16,509)	(16,509)
8/5/14	Swiss Franc 3,030,462	United States Dollar 3,401,093	JPMorgan Chase Bank	66,334	—	66,334
8/5/14	Swiss Franc 4,523,000	United States Dollar 4,984,162	JPMorgan Chase Bank	6,995	—	6,995
8/5/14	Swiss Franc 8,452,373	United States Dollar 9,490,490	Standard Chartered Bank	189,392	—	189,392
8/5/14	Swiss Franc 7,654,035	United States Dollar 8,586,417	Standard Chartered Bank	163,820	—	163,820
8/5/14	United States Dollar 90,344,391	Swiss Franc 82,150,155	Goldman Sachs International	54,679	—	54,679
8/5/14	United States Dollar 37,088,996	Swiss Franc 33,721,315	Goldman Sachs International	18,366	—	18,366
8/5/14	United States Dollar 27,893,926	Swiss Franc 24,803,000	Goldman Sachs International	—	(600,391)	(600,391)
8/6/14	Euro 19,097,000	United States Dollar 26,491,397	Goldman Sachs International	919,395	—	919,395
8/6/14	United States Dollar 25,872,348	Euro 19,097,000	Goldman Sachs International	—	(300,347)	(300,347)
8/6/14	United States Dollar 12,812,397	Philippine Peso 558,723,000	Bank of America	27,844	—	27,844
8/6/14	United States Dollar 9,883,095	Philippine Peso 430,982,000	Citibank NA	21,478	—	21,478
8/6/14	United States Dollar 11,663,043	Philippine Peso 508,602,000	Goldman Sachs International	25,346	—	25,346
8/6/14	United States Dollar 11,440,997	Philippine Peso 498,919,000	Standard Chartered Bank	24,863	—	24,863
8/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,508,484	Goldman Sachs International	152,492	—	152,492
8/8/14	New Turkish Lira 6,418,674	United States Dollar 2,997,979	Standard Chartered Bank	7,074	—	7,074
8/8/14	New Turkish Lira 21,056,000	United States Dollar 9,802,151	Standard Chartered Bank	—	(9,301)	(9,301)
8/8/14	Thai Baht 62,062,000	United States Dollar 1,951,328	Goldman Sachs International	18,898	—	18,898
8/8/14	Thai Baht 72,392,000	United States Dollar 2,222,659	Goldman Sachs International	—	(31,418)	(31,418)
8/8/14	Thai Baht 301,790,000	United States Dollar 9,265,889	Goldman Sachs International	—	(130,976)	(130,976)
8/8/14	United States Dollar 8,421,972	New Turkish Lira 18,002,596	Standard Chartered Bank	—	(33,313)	(33,313)
8/12/14	United States Dollar 3,677,146	Indian Rupee 224,182,000	Deutsche Bank	17,001	—	17,001
8/12/14	United States Dollar 4,226,965	Indian Rupee 257,639,000	Goldman Sachs International	18,498	—	18,498
8/12/14	United States Dollar 2,953,302	Mexican Peso 38,618,000	Goldman Sachs International	—	(33,860)	(33,860)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/14	United States Dollar 23,693,940	Mexican Peso 309,277,000	Standard Chartered Bank	$—	$(313,231)	$(313,231)
8/12/14	United States Dollar 9,387,494	Philippine Peso 409,107,000	Citibank NA	5,698	—	5,698
8/13/14	Euro 110,355,609	United States Dollar 152,041,889	Standard Chartered Bank	4,266,025	—	4,266,025
8/13/14	Euro 5,023,000	United States Dollar 6,795,863	Standard Chartered Bank	69,624	—	69,624
8/13/14	Euro 1,259,099	United States Dollar 1,725,079	Standard Chartered Bank	39,035	—	39,035
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(44,213)	(44,213)
8/15/14	Euro 2,038,000	British Pound Sterling 1,663,711	Goldman Sachs International	79,516	—	79,516
8/15/14	Euro 12,369,000	British Pound Sterling 10,001,944	JPMorgan Chase Bank	321,504	—	321,504
8/15/14	Euro 21,480,000	British Pound Sterling 17,534,506	Morgan Stanley & Co. International PLC	837,094	—	837,094
8/18/14	Euro 7,043,604	Polish Zloty 29,286,425	BNP Paribas	—	(54,741)	(54,741)
8/18/14	Euro 6,445,017	Polish Zloty 26,797,575	Citibank NA	—	(50,089)	(50,089)
8/18/14	Japanese Yen 9,573,958,000	United States Dollar 94,073,075	Goldman Sachs International	992,600	—	992,600
8/18/14	Thai Baht 543,230,000	United States Dollar 16,577,052	Citibank NA	—	(329,614)	(329,614)
8/18/14	United States Dollar 4,676,769	Japanese Yen 476,502,000	Goldman Sachs International	—	(44,095)	(44,095)
8/18/14	United States Dollar 27,436,224	Japanese Yen 2,801,650,000	Goldman Sachs International	—	(197,864)	(197,864)
8/20/14	Euro 6,181,812	United States Dollar 8,472,520	JPMorgan Chase Bank	194,348	—	194,348
8/20/14	Indonesian Rupiah 10,752,202,000	United States Dollar 906,212	Deutsche Bank	—	(9,586)	(9,586)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(9,615)	(9,615)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(10,404)	(10,404)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(54,512)	(54,512)
8/21/14	Euro 443,635	United States Dollar 602,119	Bank of America	8,038	—	8,038
8/21/14	Euro 221,815	United States Dollar 301,545	Bank of America	4,508	—	4,508
8/21/14	Euro 307,081	United States Dollar 415,035	Bank of America	3,817	—	3,817
8/22/14	Thai Baht 500,696,000	United States Dollar 15,246,529	Standard Chartered Bank	—	(333,449)	(333,449)
8/25/14	Euro 9,212,929	United States Dollar 12,560,309	Bank of America	222,923	—	222,923
8/25/14	Euro 1,131,222	United States Dollar 1,542,121	Goldman Sachs International	27,259	—	27,259
8/26/14	Euro 3,248,579	United States Dollar 4,436,477	Bank of America	86,167	—	86,167
8/26/14	Euro 6,393,700	United States Dollar 8,738,781	Goldman Sachs International	176,706	—	176,706

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/27/14	Argentine Peso 16,055,000	United States Dollar 1,834,857	Bank of America	$—	$(61,716)	$(61,716)
8/27/14	Argentine Peso 13,595,000	United States Dollar 1,529,246	Bank of America	—	(76,728)	(76,728)
8/27/14	Euro 10,856,368	United States Dollar 14,891,463	JPMorgan Chase Bank	353,194	—	353,194
8/27/14	Euro 8,982,360	United States Dollar 12,225,953	JPMorgan Chase Bank	197,256	—	197,256
8/27/14	Euro 2,408,792	United States Dollar 3,278,641	JPMorgan Chase Bank	52,915	—	52,915
8/27/14	Euro 638,095	United States Dollar 875,262	JPMorgan Chase Bank	20,759	—	20,759
8/27/14	Ghanaian Cedi 1,080,000	United States Dollar 385,439	Standard Chartered Bank	78,463	—	78,463
8/27/14	United States Dollar 3,137,566	Argentine Peso 29,650,000	Bank of America	364,982	—	364,982
8/28/14	United States Dollar 2,218,916	Indian Rupee 132,740,000	BNP Paribas	—	(43,285)	(43,285)
8/28/14	United States Dollar 2,298,151	Indian Rupee 137,480,000	JPMorgan Chase Bank	—	(44,831)	(44,831)
8/28/14	United States Dollar 2,437,946	Indian Rupee 145,855,000	Standard Chartered Bank	—	(47,358)	(47,358)
8/28/14	United States Dollar 2,827,088	Indian Rupee 169,286,000	Standard Chartered Bank	—	(52,461)	(52,461)
8/29/14	Ghanaian Cedi 2,133,000	United States Dollar 747,110	Standard Bank	141,629	—	141,629
8/29/14	Ghanaian Cedi 2,153,000	United States Dollar 746,921	Standard Bank	135,762	—	135,762
9/3/14	Brazilian Real 79,731,000	United States Dollar 35,439,150	Standard Chartered Bank	604,332	—	604,332
9/3/14	Euro 19,480,366	United States Dollar 26,603,518	Bank of America	515,879	—	515,879
9/3/14	United States Dollar 15,650,200	Euro 11,619,250	Bank of America	—	(89,980)	(89,980)
9/3/14	United States Dollar 2,190,747	Indian Rupee 132,343,000	Citibank NA	—	(25,966)	(25,966)
9/4/14	Euro 14,074,896	Singapore Dollar 24,092,000	Standard Chartered Bank	463,402	—	463,402
9/8/14	Argentine Peso 37,149,000	United States Dollar 4,132,258	Bank of America	—	(190,723)	(190,723)
9/8/14	South African Rand 334,229,717	United States Dollar 30,808,842	Goldman Sachs International	—	(182,259)	(182,259)
9/8/14	United States Dollar 3,918,671	Argentine Peso 37,149,000	Bank of America	404,311	—	404,311
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	50,199	—	50,199
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	32,262	—	32,262
9/10/14	Euro 59,542,022	United States Dollar 81,174,234	Deutsche Bank	1,435,175	—	1,435,175

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/10/14	Euro 2,486,000	United States Dollar 3,364,851	Deutsche Bank	$35,584	$—	$35,584
9/16/14	United States Dollar 7,846,094	Indian Rupee 475,081,000	Standard Chartered Bank	—	(91,885)	(91,885)
9/16/14	United States Dollar 9,100,635	Indian Rupee 544,764,000	Standard Chartered Bank	—	(209,069)	(209,069)
9/17/14	Euro 9,814,881	United States Dollar 13,364,580	Bank of America	220,128	—	220,128
9/17/14	Euro 1,813,746	United States Dollar 2,468,626	Goldman Sachs International	39,590	—	39,590
9/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,545,843	Bank of America	118,488	—	118,488
9/17/14	United States Dollar 13,220,301	Euro 9,814,881	Bank of America	—	(75,849)	(75,849)
9/17/14	United States Dollar 2,443,196	Euro 1,813,746	Goldman Sachs International	—	(14,160)	(14,160)
9/22/14	United States Dollar 9,671,991	Indian Rupee 592,216,000	BNP Paribas	—	(14,786)	(14,786)
9/22/14	United States Dollar 7,516,454	Indian Rupee 460,007,000	Standard Chartered Bank	—	(15,168)	(15,168)
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	78,795	—	78,795
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	58,221	—	58,221
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	41,640	—	41,640
9/24/14	Euro 1,985,000	United States Dollar 2,685,824	Standard Chartered Bank	27,378	—	27,378
9/24/14	Euro 435,000	United States Dollar 589,281	Standard Chartered Bank	6,700	—	6,700
9/24/14	Kenyan Shilling 228,472,000	United States Dollar 2,568,977	Standard Bank	—	(8,797)	(8,797)
9/25/14	Euro 14,618,000	United States Dollar 19,873,171	Deutsche Bank	295,692	—	295,692
9/25/14	Euro 9,778,000	United States Dollar 13,287,031	Goldman Sachs International	191,629	—	191,629
9/25/14	Kenyan Shilling 198,558,000	United States Dollar 2,230,400	Standard Bank	—	(9,351)	(9,351)
9/25/14	Thai Baht 182,084,000	United States Dollar 5,586,684	Citibank NA	—	(70,134)	(70,134)
9/25/14	Thai Baht 211,789,000	United States Dollar 6,498,589	Goldman Sachs International	—	(81,077)	(81,077)
9/25/14	United States Dollar 5,587,113	Thai Baht 182,084,000	Citibank NA	69,705	—	69,705
9/25/14	United States Dollar 6,502,579	Thai Baht 211,789,000	Goldman Sachs International	77,087	—	77,087
9/29/14	United States Dollar 15,886,920	Peruvian New Sol 44,986,992	BNP Paribas	70,069	—	70,069
9/29/14	United States Dollar 15,152,707	Peruvian New Sol 42,867,008	Morgan Stanley & Co. International PLC	52,319	—	52,319
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	60,613	—	60,613

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/1/14	Euro 5,117,000	United States Dollar 6,924,836	Goldman Sachs International	$71,647	$—	$71,647
10/1/14	United States Dollar 2,502,142	New Turkish Lira 5,665,600	Citibank NA	107,651	—	107,651
10/1/14	United States Dollar 3,907,220	New Turkish Lira 8,847,000	Credit Suisse International	168,049	—	168,049
10/1/14	United States Dollar 2,754,866	New Turkish Lira 6,241,700	Credit Suisse International	120,301	—	120,301
10/1/14	United States Dollar 22,565,311	New Turkish Lira 50,901,700	HSBC Bank USA	881,969	—	881,969
10/2/14	Kenyan Shilling 62,500,000	United States Dollar 696,767	Citibank NA	—	(7,109)	(7,109)
10/7/14	Thai Baht 279,588,000	United States Dollar 8,576,319	Goldman Sachs International	—	(104,818)	(104,818)
10/7/14	United States Dollar 4,211,973	Indian Rupee 254,877,000	Deutsche Bank	—	(65,202)	(65,202)
10/7/14	United States Dollar 4,387,176	Indian Rupee 265,479,000	Goldman Sachs International	—	(67,914)	(67,914)
10/8/14	South African Rand 334,229,573	United States Dollar 30,632,350	Standard Chartered Bank	—	(203,893)	(203,893)
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	91,649	—	91,649
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	90,156	—	90,156
10/10/14	Australian Dollar 44,735,233	United States Dollar 41,772,419	Australia and New Zealand Banking Group Limited	389,329	—	389,329
10/10/14	Australian Dollar 19,149,767	United States Dollar 17,889,042	Deutsche Bank	174,224	—	174,224
10/15/14	Euro 25,912,000	United States Dollar 35,240,838	JPMorgan Chase Bank	535,087	—	535,087
10/16/14	Euro 41,173,280	Polish Zloty 171,482,592	BNP Paribas	—	(439,695)	(439,695)
10/16/14	Euro 38,481,378	Polish Zloty 160,288,408	JPMorgan Chase Bank	—	(405,424)	(405,424)
10/17/14	Russian Ruble 133,731,000	United States Dollar 3,550,538	Deutsche Bank	—	(119,615)	(119,615)
10/17/14	Russian Ruble 278,664,000	United States Dollar 7,392,598	HSBC Bank USA	—	(255,138)	(255,138)
10/17/14	Russian Ruble 323,921,000	United States Dollar 8,600,053	JPMorgan Chase Bank	—	(289,730)	(289,730)
10/17/14	Russian Ruble 437,942,000	United States Dollar 11,618,687	Morgan Stanley & Co. International PLC	—	(400,322)	(400,322)
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	—	(33,156)	(33,156)
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	—	(444,949)	(444,949)
10/20/14	Polish Zloty 15,786,000	United States Dollar 5,137,546	BNP Paribas	102,678	—	102,678
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	—	(359,278)	(359,278)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/22/14	Euro 4,796,000	United States Dollar 6,537,092	Australia and New Zealand Banking Group Limited	$113,289	$—	$113,289
10/22/14	United States Dollar 2,930,206	Indonesian Rupiah 34,807,914,000	Bank of America	—	(31,720)	(31,720)
10/22/14	United States Dollar 913,786	Indonesian Rupiah 10,805,519,000	BNP Paribas	—	(14,001)	(14,001)
10/22/14	United States Dollar 3,028,535	Indonesian Rupiah 35,997,163,000	Deutsche Bank	—	(31,019)	(31,019)
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	—	(237,182)	(237,182)
10/24/14	Canadian Dollar 24,086,594	United States Dollar 22,412,827	Deutsche Bank	365,931	—	365,931
10/24/14	Canadian Dollar 57,265,649	United States Dollar 53,275,327	Nomura International PLC	859,042	—	859,042
10/24/14	United States Dollar 3,050,073	Euro 2,261,000	Goldman Sachs International	—	(21,646)	(21,646)
10/24/14	United States Dollar 29,527,123	Singapore Dollar 36,600,493	Deutsche Bank	—	(187,523)	(187,523)
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	—	(339,641)	(339,641)
10/28/14	United States Dollar 37,668,137	Mexican Peso 491,023,000	Citibank NA	—	(750,962)	(750,962)
10/29/14	Euro 38,450,879	United States Dollar 51,999,815	Goldman Sachs International	496,898	—	496,898
10/31/14	Australian Dollar 24,043,539	United States Dollar 22,445,846	JPMorgan Chase Bank	236,349	—	236,349
10/31/14	New Zealand Dollar 45,168,158	United States Dollar 38,130,959	Australia and New Zealand Banking Group Limited	86,898	—	86,898
11/5/14	Euro 1,268,319	United States Dollar 1,715,440	Goldman Sachs International	16,544	—	16,544
11/5/14	Swiss Franc 91,068,470	United States Dollar 100,228,889	Goldman Sachs International	—	(52,425)	(52,425)
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	—	(404,344)	(404,344)
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	—	(436,340)	(436,340)
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(1,458,357)	(1,458,357)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	135,395	—	135,395
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(318,204)	(318,204)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Capital PLC	—	(478,393)	(478,393)
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	—	(205,723)	(205,723)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	—	(1,272,523)	(1,272,523)
12/9/14	Ghanaian Cedi 6,152,500	United States Dollar 2,055,424	Standard Bank	436,656	—	436,656
12/12/14	Ghanaian Cedi 3,122,000	United States Dollar 1,041,535	Standard Bank	221,821	—	221,821
12/19/14	Ghanaian Cedi 3,170,000	United States Dollar 1,054,032	Standard Bank	225,731	—	225,731
12/19/14	Thai Baht 182,084,000	United States Dollar 5,564,914	Citibank NA	—	(71,161)	(71,161)
12/19/14	Thai Baht 211,789,000	United States Dollar 6,475,738	Goldman Sachs International	—	(79,802)	(79,802)
12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Capital PLC	—	(2,264,441)	(2,264,441)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	$—	$(78,248)	$(78,248)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	12,105	—	12,105
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	6,814	—	6,814
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(74,869)	(74,869)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	2,279	—	2,279
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	—	(11,868)	(11,868)
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(75,765)	(75,765)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(33,345)	(33,345)
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank	—	(361,432)	(361,432)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank NA	42,381	—	42,381
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank NA	41,727	—	41,727
2/20/15	Argentine Peso 14,000,000	United States Dollar 1,343,570	Bank of America	—	(39,883)	(39,883)
2/20/15	Argentine Peso 27,000,000	United States Dollar 2,608,696	Citibank NA	—	(59,393)	(59,393)
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America	176,557	—	176,557
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank NA	340,502	—	340,502
2/23/15	Argentine Peso 6,000,000	United States Dollar 574,988	Citibank NA	—	(16,640)	(16,640)
2/23/15	Argentine Peso 15,000,000	United States Dollar 1,446,480	Citibank NA	—	(32,589)	(32,589)
2/23/15	Argentine Peso 16,000,000	United States Dollar 1,542,317	Citibank NA	—	(35,356)	(35,356)
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank NA	458,715	—	458,715
2/24/15	Argentine Peso 12,350,000	United States Dollar 1,182,610	Citibank NA	—	(34,280)	(34,280)
2/24/15	Argentine Peso 19,650,000	United States Dollar 1,878,944	Citibank NA	—	(57,242)	(57,242)
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank NA	394,456	—	394,456
2/25/15	Argentine Peso 11,464,000	United States Dollar 1,095,985	Bank of America	—	(32,793)	(32,793)
2/25/15	Argentine Peso 19,000,000	United States Dollar 1,815,402	Citibank NA	—	(55,391)	(55,391)
2/25/15	Argentine Peso 27,000,000	United States Dollar 2,587,694	Citibank NA	—	(70,801)	(70,801)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/25/15	Argentine Peso 38,000,000	United States Dollar 3,659,476	Citibank NA	$—	$(82,110)	$(82,110)
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America	136,223	—	136,223
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank NA	998,147	—	998,147
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank NA	15,750	—	15,750
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(107,862)	(107,862)
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank NA	90,712	—	90,712
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America	179,129	—	179,129
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America	132,832	—	132,832
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank NA	387,720	—	387,720
3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank NA	157,095	—	157,095
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank	120,210	—	120,210
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank	65,006	—	65,006
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	250,283	—	250,283
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	67,724	—	67,724
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America	391,196	—	391,196
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank NA	375,753	—	375,753
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank NA	12,972	—	12,972
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(85,271)	(85,271)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank NA	31,999	—	31,999
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America	133,439	—	133,439
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	79,825	—	79,825

				$29,527,153	$(17,209,899)	$12,317,254

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
10/14	232 Platinum	Long	$17,048,360	$16,996,320	$(52,040)
12/14	14 Gold	Short	(1,818,530)	(1,795,920)	22,610
12/14	98 LME Copper	Short	(17,946,580)	(17,420,725)	525,855
12/14	98 LME Copper	Long	15,914,930	17,420,725	1,505,795

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
8/14	2,322 SGX CNX Nifty Index	Long	$36,322,473	$35,754,705	$(567,768)
9/14	307 TOPIX Index	Long	36,970,787	38,157,774	1,186,987
Interest Rate Futures
9/14	462 Euro-Bobl	Short	(79,366,704)	(79,414,969)	(48,265)
9/14	381 Euro-Bund	Short	(74,292,138)	(75,501,260)	(1,209,122)
9/14	76 Euro-Schatz	Short	(11,255,011)	(11,261,626)	(6,615)
9/14	384 IMM 10-Year Interest Rate Swap	Long	36,787,430	36,662,284	(125,146)
9/14	85 Japan 10-Year Bond	Short	(120,005,639)	(120,577,456)	(571,817)
9/14	207 U.K. Gilt	Short	(38,547,421)	(38,680,223)	(132,802)
9/14	293 U.S. 2-Year Deliverable Interest Rate Swap	Short	(29,444,211)	(29,405,297)	38,914
9/14	666 U.S. 5-Year Deliverable Interest Rate Swap	Short	(67,557,614)	(67,536,563)	21,051
9/14	892 U.S. 10-Year Deliverable Interest Rate Swap	Short	(92,829,534)	(93,353,375)	(523,841)
3/16	2,650 CME 90-Day Eurodollar	Short	(653,655,625)	(653,390,625)	265,000

					$328,796

CME	-	Chicago Mercantile Exchange.

LME	-	London Metal Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	GBP	10,290	Receives	6-month GBP LIBOR	2.16%	7/10/19	$1,103
LCH.Clearnet	GBP	19,996	Receives	6-month GBP LIBOR	2.00	2/20/19	(71,929)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(923,401)
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(924,627)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,097,720)
LCH.Clearnet	HUF	9,448,871	Receives	6-month HUF BUBOR	3.69	5/15/19	(902,614)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	(1,075,708)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75	6/12/24	(222,259)
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	308,837
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	365,761
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	271,647
LCH.Clearnet	NZD	57,321	Pays	3-month NZD Bank Bill	4.26	7/31/17	4,479
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	39,599
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	90,874
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	60,125
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	28,423
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	14,490
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	12,436
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	474,055

							$(3,546,429)

GBP - Great British Pound

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(127,166)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	231,064
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	78,203
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(77,172)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	(72,041)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(31,949)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	196,983
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	227,353
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	460,364
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	435,751
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	109,146
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(92,715)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(484,369)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	540,249
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	272,839
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	604,285
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	1,008,782
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	567,471
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	501,540
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(336,837)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	95,624
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	443,985
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(76,856)
Citibank NA	MYR	48,425	Pays	3-month MYR KLIBOR	3.60	2/25/16	(30,341)
Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58	1/15/24	(69,596)
Citibank NA	MYR	11,701	Receives	3-month MYR KLIBOR	4.57	2/25/24	(50,511)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	277,815
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	336,039
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	70,147
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	221,160
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	211,667
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	186,228
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	151,424
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	435,486
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(371,304)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	74,075
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	105,996
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(344,302)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	266,591
Deutsche Bank	CLP	1,705,539	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(116,191)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(342,008)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(87,107)
Deutsche Bank	MYR	97,326	Pays	3-month MYR KLIBOR	3.60	2/26/16	(61,357)
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	(55,590)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	MYR	23,585	Receives	3-month MYR KLIBOR	4.56%	2/26/24	$(98,551)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	112,643
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	799,245
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	463,071
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	314,287
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	268,127
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	113,761
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(98,814)
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(88,163)
Goldman Sachs International	MYR	95,709	Pays	3-month MYR KLIBOR	3.78	7/30/16	1,450
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(48,272)
Goldman Sachs International	MYR	30,983	Receives	3-month MYR KLIBOR	4.38	7/30/24	45,492
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	157,830
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(410,179)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	79,997
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(155,182)
JPMorgan Chase Bank	MYR	47,006	Pays	3-month MYR KLIBOR	3.60	2/25/16	(29,452)
JPMorgan Chase Bank	MYR	93,536	Pays	3-month MYR KLIBOR	3.60	2/26/16	(58,968)
JPMorgan Chase Bank	MYR	11,553	Receives	3-month MYR KLIBOR	4.56	2/25/24	(47,693)
JPMorgan Chase Bank	MYR	22,924	Receives	3-month MYR KLIBOR	4.57	2/26/24	(97,235)
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	215,883
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(467,664)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(221,149)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(221,149)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	208,765

							$6,020,935

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.14%	$(13,402)	$95,314	$81,912
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.14	(13,922)	98,854	84,932
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	2.30	(88,972)	91,783	2,811
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	2.30	(212,878)	211,694	(1,184)
Russia	Deutsche Bank	6,530	1.00	(1)	3/20/19	2.30	(356,436)	357,105	669
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	2.30	(177,399)	176,412	(987)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.74	15,088	7,476	22,564
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.74	4,209	1,990	6,199
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.32	(64,495)	154,327	89,832
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.32	(226,334)	282,408	56,074
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.32	(42,997)	47,821	4,824
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.32	(125,894)	118,269	(7,625)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$3,830	1.00	%(1)	12/20/15	0.74%	$18,115	$9,966	$28,081
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.74	10,784	5,983	16,767
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.32	(42,996)	85,719	42,723
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.32	(21,584)	40,062	18,478
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.32	(36,031)	69,306	33,275
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.60	27,325	30,533	57,858
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.74	22,631	13,688	36,319
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.74	9,459	4,927	14,386
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.74	4,209	2,339	6,548
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.84	33,972	46,180	80,152
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.84	30,574	23,500	54,074
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.32	(31,818)	82,491	50,673
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.32	(41,792)	111,078	69,286
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.32	(49,016)	117,289	68,273
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.32	(128,990)	330,038	201,048
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.32	(26,400)	66,660	40,260
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.40	(32,212)	42,521	10,309
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.32	(42,996)	84,270	41,274
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.40	(86,646)	103,246	16,600
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.40	(30,424)	41,738	11,314
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.32	(64,495)	126,405	61,910
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.32	(8,599)	9,586	987
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.40	(92,134)	124,010	31,876
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.20	(1,010,027)	593,825	(416,202)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.20	(610,487)	449,060	(161,427)

Total		$211,866					$(3,503,010)	$4,257,873	$754,863

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$205,163	$(286,497)	$(81,334)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	799,744	(884,252)	(84,508)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	892,702	(939,416)	(46,714)
Brazil	Morgan Stanley & Co. International PLC	3,080	1.00	(1)	3/20/24	267,868	(349,726)	(81,858)
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	28,311	(48,763)	(20,452)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	3,113	(8,980)	(5,867)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	6,987	(18,891)	(11,904)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	10,315	(24,316)	(14,001)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	13,036	(19,701)	(6,665)
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	10,714	(22,714)	(12,000)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	12,071	(20,714)	(8,643)
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	24,141	(40,626)	(16,485)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Bank of America	$6,100	1.00	%(1)	3/20/17	$(110,450)	$(96,001)	$(206,451)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(182,443)	(144,306)	(326,749)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(66,994)	(50,361)	(117,355)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(77,859)	(58,527)	(136,386)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(188,248)	114,638	(73,610)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	50,569	(125,022)	(74,453)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	76,503	(215,068)	(138,565)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	85,459	(268,192)	(182,733)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(103,456)	(140,465)	(243,921)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	38,769	(94,166)	(55,397)
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	22,765	(83,954)	(61,189)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(56,405)	(77,651)	(134,056)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	57,959	(143,294)	(85,335)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	74,638	(204,236)	(129,598)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	66,453	(91,269)	(24,816)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	171,640	(244,819)	(73,179)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	49,840	(67,633)	(17,793)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	166,132	(230,661)	(64,529)
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	73,223	(128,306)	(55,083)
Croatia	Citibank NA	930	1.00	(1)	6/20/18	40,310	(58,492)	(18,182)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	55,046	(93,004)	(37,958)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	241,856	(403,473)	(161,617)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	66,452	(90,416)	(23,964)
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	108,016	(189,272)	(81,256)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	66,445	(112,355)	(45,910)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	25,116	(60,071)	(34,955)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	46,018	(60,570)	(14,552)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	52,996	(74,590)	(21,594)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(114,589)	(31,523)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(116,807)	(33,741)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	48,458	(85,728)	(37,270)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	117,240	(186,845)	(69,605)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	50,408	(88,962)	(38,554)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	108,358	(175,137)	(66,779)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	118,977	(214,960)	(95,983)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	252,623	(319,063)	(66,440)
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	25,301	(24,252)	1,049
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	41,455	(37,226)	4,229
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	41,942	(40,205)	1,737
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	89,527	(64,383)	25,144
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	86,504	(130,901)	(44,397)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	331,661	(522,567)	(190,906)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	331,662	(522,757)	(191,095)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,840,845	(4,136,414)	(1,295,569)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(292,092)	184,369	(107,723)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$3,450	5.00	%(1)	12/20/18	$(270,747)	$158,061	$(112,686)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(98,894)	28,628	(70,266)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	20,543	(97,020)	(76,477)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	10,813	(60,858)	(50,045)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	216,337	(400,411)	(184,074)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	13,516	(65,543)	(52,027)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	169,013	(283,152)	(114,139)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(17,333)	(5,420)	(22,753)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(24,762)	(7,259)	(32,021)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(29,714)	(13,226)	(42,940)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(13,708)	(6,545)	(20,253)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,192)	(6,534)	(25,726)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,934)	(5,792)	(27,726)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,934)	(8,650)	(30,584)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(28,788)	(10,679)	(39,467)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(34,271)	(16,068)	(50,339)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(72,902)	(41,434)	(114,336)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(27,417)	(10,505)	(37,922)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(133,850)	(106,927)	(240,777)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(12,381)	(4,145)	(16,526)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(16,095)	(5,041)	(21,136)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(28,475)	(9,500)	(37,975)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(27,417)	(10,807)	(38,224)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(12,381)	(3,467)	(15,848)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(35,643)	(14,842)	(50,485)
Qatar	Bank of America	540	1.00	(1)	6/20/19	(12,444)	13,294	850
Qatar	Bank of America	540	1.00	(1)	6/20/19	(12,445)	12,524	79
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(234,187)	140,845	(93,342)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(28,182)	17,169	(11,013)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(68,964)	6,053	(62,911)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(12,422)	9,379	(3,043)
Qatar	Citibank NA	2,020	1.00	(1)	6/20/19	(46,553)	46,005	(548)
Qatar	Deutsche Bank	539	1.00	(1)	6/20/19	(12,422)	8,840	(3,582)
Qatar	Deutsche Bank	1,740	1.00	(1)	6/20/19	(40,100)	28,536	(11,564)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(38,984)	27,498	(11,486)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(78,204)	46,434	(31,770)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(17,547)	(6,737)	(24,284)
Qatar	JPMorgan Chase Bank	580	1.00	(1)	3/20/19	(13,621)	9,068	(4,553)
Qatar	JPMorgan Chase Bank	510	1.00	(1)	6/20/19	(11,753)	12,572	819
Qatar	JPMorgan Chase Bank	1,032	1.00	(1)	6/20/19	(23,783)	18,926	(4,857)
Qatar	JPMorgan Chase Bank	1,520	1.00	(1)	6/20/19	(35,030)	24,199	(10,831)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(14,561)	8,863	(5,698)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(36,167)	22,710	(13,457)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(35,081)	18,696	(16,385)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(45,956)	(17,881)	(63,837)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	526,768	(544,423)	(17,655)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,793,627	(1,738,220)	1,055,407
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	631,771	(213,787)	417,984
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	311,909	(104,262)	207,647

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	JPMorgan Chase Bank	$9,158	1.00	%(1)	6/20/18	$377,340	$(124,675)	$252,665
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	255,873	(86,778)	169,095
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	812,100	(506,648)	305,452
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	195,293	(86,109)	109,184
South Africa	Bank of America	890	1.00	(1)	12/20/20	54,486	(21,902)	32,584
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,324,091	(1,680,690)	643,401
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,292,731	(844,124)	448,607
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	441,507	(304,843)	136,664
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	662,260	(602,571)	59,689
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	234,474	(99,530)	134,944
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	139,582	(55,901)	83,681
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	273,734	(213,847)	59,887
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	273,734	(219,717)	54,017
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	274,941	(193,200)	81,741
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	292,940	(131,567)	161,373
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	122,441	(54,357)	68,084
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	54,486	(23,287)	31,199
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	526,851	(237,689)	289,162
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	585,390	(309,537)	275,853
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,533,187	(1,379,706)	153,481
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	326,715	(308,674)	18,041
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	503,318	(455,132)	48,186
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	429,144	(389,730)	39,414
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,324,520	(1,203,540)	120,980
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	271,085	(238,586)	32,499
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	243,552	(215,632)	27,920
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	655,113	(528,567)	126,546
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	230,026	(195,574)	34,452
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	88,302	(63,082)	25,220
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	696,610	(606,981)	89,629
Spain	Bank of America	2,400	1.00	(1)	9/20/20	(26,956)	(164,098)	(191,054)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(27,192)	(145,027)	(172,219)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(11,036)	(71,529)	(82,565)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(39,127)	(258,377)	(297,504)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(32,105)	(304,063)	(336,168)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(38,305)	(340,272)	(378,577)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(38,443)	(383,288)	(421,731)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(15,759)	(758,658)	(774,417)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(19,502)	(226,553)	(246,055)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(38,305)	(371,528)	(409,833)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	(35,114)	(265,929)	(301,043)
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	(15,844)	(2,346,077)	(2,361,921)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(12,940)	(1,518)	(14,458)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(18,115)	(3,159)	(21,274)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(38,819)	(913)	(39,732)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(114,508)	(149,370)	(263,878)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(78,623)	2,392	(76,231)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(53,053)	(11,179)	(64,232)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Standard Chartered Bank	$3,300	1.00	%(1)	9/20/15	$(37,068)	$(9,796)	$(46,864)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	102,407	(110,887)	(8,480)
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	173,867	(173,699)	168
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	98,371	(103,734)	(5,363)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	109,165	(106,920)	2,245
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	116,962	(120,577)	(3,615)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	109,165	(118,386)	(9,221)
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	234,965	(261,199)	(26,234)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	22,877	(24,107)	(1,230)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	196,593	(235,741)	(39,148)

						$26,452,575	$(34,480,412)	$(8,027,837)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $211,866,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	LKR	550,020	Total Return on Sri Lanka Government Bond, 6.20%, due 6/15/15	3-month USD-LIBOR-BBA + 100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$54,378
Citibank NA	LKR	550,020	Total Return on Sri Lanka Government Bond, 8.00%, due 11/15/18	3-month USD-LIBOR-BBA +100 bp on $4,248,907 (Notional Amount) plus Notional Amount at termination date	11/19/18	128,415
JPMorgan Chase Bank	PLN	15,825	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/24/14	296,960
JPMorgan Chase Bank	PLN	39,665	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/24/14	702,056

						$1,181,809

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF	74	CLP 1,705,548	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$260,314
Deutsche Bank	CLF	228	CLP 5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	812,950

							$1,073,264

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$72,377
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	1,769,984
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	813,700
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	776,882
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	674,346
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	1,060,338
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	1,615,789
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	2,892,605
HSBC Bank USA	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	973,212
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	2,124,777

							$12,774,010

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	$15,551	TRY	33,123	3-month USD- LIBOR-BBA	10.76%	4/8/16	$1,060,044

							$1,060,044

							$14,907,318

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	9,566,675	COP	—	CNH	—	CNY	—	EUR	—	$2,584,548
Options written		4,289,993		25,232,736		1,412,480		213,000		22,724	5,344,662
Options expired		(13,856,668)		(25,232,736)		—		—		—	(2,877,479)

Outstanding, end of period	INR	—	COP	—	CNH	1,412,480	CNY	213,000	EUR	22,724	$5,051,731

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$392,129	$—
Commodity	Futures Contracts*	2,054,260	(52,040)

		$2,446,389	$(52,040)

Credit	Credit Default Swaps	$30,163,946	$(7,214,381)

		$30,163,946	$(7,214,381)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts*	$1,186,987	$(567,768)
Equity Price	Options Purchased	2,600,458	—
Equity Price	Total Return Swaps	999,016	—

		$4,786,461	$(567,768)

Foreign Exchange	Currency Options Purchased	$8,311,103	$—
Foreign Exchange	Currency Options Written	—	(3,643,943)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	29,527,153	(17,209,899)
Foreign Exchange	Total Return Swaps	182,793	–

		$38,021,049	$(20,853,842)

Interest Rate	Cross-Currency Swaps	$14,907,318	$—
Interest Rate	Futures Contracts*	324,965	(2,617,608)
Interest Rate	Interest Rate Swaps	10,890,818	(4,869,883)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,671,829	(5,218,258)
Interest Rate	Interest Rate Swaptions Purchased	0	—

		$27,794,930	$(12,705,749)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	Open	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	7/10/14	Open	(1.75)%	2,112,282	2,112,282
JPMorgan Chase Bank	7/1/14	Open	(2.00)%	1,287,518	1,287,518
JPMorgan Chase Bank	7/16/14	Open	(2.25)%	1,147,387	1,147,387
JPMorgan Chase Bank	7/29/14	Open	(2.25)%	2,877,383	2,877,383
JPMorgan Chase Bank	7/29/14	Open	(1.75)%	4,219,621	4,219,621

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,605,266,073

Gross unrealized appreciation	$47,631,090
Gross unrealized depreciation	(28,341,747)

Net unrealized appreciation	$19,289,343

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,087,428,567	$—	$1,087,428,567
Collateralized Mortgage Obligations	—	19,289,552	—	19,289,552
Common Stocks	—	20,475,438 *	—	20,475,438
Investment Funds	—	8,374,126	—	8,374,126
Currency Put Options Purchased	—	8,311,103	—	8,311,103
Interest Rate Swaptions Purchased	—	0	—	0
Call Options Purchased	—	2,600,458	—	2,600,458
Short-Term Investments -
Foreign Government Securities	—	316,417,692	—	316,417,692
U.S. Treasury Obligations	—	20,999,820	—	20,999,820
Repurchase Agreements	—	25,379,524	—	25,379,524
Other	—	115,279,136	—	115,279,136
Total Investments	$—	$1,624,555,416	$—	$1,624,555,416
Forward Commodity Contracts	$—	$392,129	$—	$392,129
Forward Foreign Currency Exchange Contracts	—	29,527,153	—	29,527,153
Swap Contracts	—	58,815,720	—	58,815,720
Futures Contracts	2,379,225	1,186,987	—	3,566,212
Total	$2,379,225	$1,714,477,405	$—	$1,716,856,630

Liability Description
Currency Put Options Written	$—	$(3,643,943)	$—	$(3,643,943)
Securities Sold Short	—	(21,889,753)	—	(21,889,753)
Forward Foreign Currency Exchange Contracts	—	(17,209,899)	—	(17,209,899)
Swap Contracts	—	(17,302,522)	—	(17,302,522)
Futures Contracts	(2,669,648)	(567,768)	—	(3,237,416)
Total	$(2,669,648)	$(60,613,885)	$—	$(63,283,533)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014